Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Total intangible assets	$ 7,360	$ 27,842
IPR&D related to TyrNovo (see 4A below) [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets		6,172
IPR&D related to Famewave (see 4B below) [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets		14,310
IPR&D related to Immunorizon (see 4C below) [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets	7,360	7,360
IPR&D related to Purple GmbH (see 4D below) [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets